Schedule of investments
Delaware Ivy VIP Natural Resources
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.06%
Sprott Physical Uranium Trust †	81,942	$ 1,696,854
Total Closed-Ended Trust (cost $1,272,754)		1,696,854

Common Stocks — 97.37%
Agriculture — 5.57%
Bunge Global	28,762	2,948,680
Darling Ingredients †	35,492	1,650,733
		4,599,413
Aluminum — 2.62%
Alcoa	64,055	2,164,418
		2,164,418
Construction & Engineering — 2.65%
Arcosa	25,469	2,186,768
		2,186,768
Construction Materials — 0.49%
CRH	4,711	405,992
		405,992
Copper — 2.51%
ERO Copper †	107,538	2,073,672
		2,073,672
Diversified Metals & Mining — 14.63%
Anglo American	164,441	4,050,945
China Metal Recycling Holdings =, =, †	1,900,000	0
Glencore †	560,076	3,077,135
Hudbay Minerals	409,877	2,869,139
Lifezone Holdings †	72,800	558,376
MP Materials †	106,912	1,528,842
		12,084,437
Electrical Components & Equipment — 1.22%
GrafTech International	282,539	389,904
Sunrun †	46,898	618,115
		1,008,019
Fertilizers & Agricultural Chemicals — 8.19%
CF Industries Holdings	49,410	4,111,406
Nutrien	48,929	2,657,334
		6,768,740
Forest Products — 3.91%
Louisiana-Pacific	22,952	1,925,902
West Fraser Timber	15,149	1,308,056
		3,233,958
Gold — 13.13%
Endeavour Mining	140,237	2,847,932
Newmont	134,975	4,837,504
Wheaton Precious Metals	67,011	3,158,229
		10,843,665
	Number ofshares	Value (US $)
Common Stocks (continued)
Heavy Electrical Equipment — 0.62%
Net Power †	45,002	$ 512,573
		512,573
Industrial Gases — 1.01%
Air Products and Chemicals	3,450	835,832
		835,832
Integrated Oil & Gas — 10.37%
BP ADR	43,981	1,657,204
Shell	157,936	5,232,647
Unit	45,391	1,679,467
		8,569,318
Oil & Gas Drilling — 2.44%
Valaris †	26,764	2,014,259
		2,014,259
Oil & Gas Equipment & Services — 3.36%
Schlumberger	50,659	2,776,620
		2,776,620
Oil & Gas Exploration & Production — 14.55%
Chesapeake Energy	28,164	2,501,808
Chord Energy	11,982	2,135,672
Kimbell Royalty Partners	152,432	2,365,745
Parex Resources	47,141	753,114
Permian Resources	143,854	2,540,462
Tourmaline Oil	36,950	1,727,543
		12,024,344
Oil & Gas Refining & Marketing — 2.23%
Valero Energy	10,798	1,843,111
		1,843,111
Paper Products — 1.51%
Sylvamo	20,150	1,244,061
		1,244,061
REIT Specialty — 3.04%
Weyerhaeuser	69,996	2,513,556
		2,513,556
Renewable Electricity — 0.50%
Spruce Power Holding †	104,708	415,691
		415,691
Specialty Chemicals — 2.30%
Corteva	32,990	1,902,533
		1,902,533
Steel — 0.52%
Metallus †	19,145	425,976
		425,976
Total Common Stocks (cost $87,958,287)		80,446,956

NQ- IV074 [0324] 0524 (3566289)    1

Schedule of investments
Delaware Ivy VIP Natural Resources   (Unaudited)
	Number ofshares	Value (US $)

Short-Term Investments — 1.04%
Money Market Mutual Funds — 1.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	214,924	$ 214,924
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	214,924	214,924
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	214,925	214,925
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	214,924	214,924
Total Short-Term Investments (cost $859,697)		859,697

Total Value of Securities—100.47% (cost $90,090,738)		83,003,507
Liabilities Net of Receivables and Other Assets—(0.47%)		(385,279)
Net Assets Applicable to 17,136,918 Shares Outstanding—100.00%		$82,618,228

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

2    NQ- IV074 [0324] 0524 (3566289)